MATERIAL ACCOUNTING POLICIES, JUDGMENTS AND ESTIMATES - Disclosure of principal subsidiaries of company in consolidated financial statements (Details)	12 Months Ended
Dec. 31, 2025
Gibraltar Mines Ltd [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	100.00%
Cariboo Copper Corp [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	100.00%
Curis Holdings Canada Ltd [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	100.00%
Florence Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Location	United States
Ownership interest	100.00%
Florence Copper Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Location	United States
Ownership interest	100.00%
FC-ISR Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Location	United States
Ownership interest	100.00%
Florence Copper LLC [Member]
Disclosure of subsidiaries [line items]
Location	United States
Ownership interest	100.00%
Aley Corporation [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	100.00%
Yellow Head Mining Inc [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	100.00%
1280860 BC Ltd. [Member]
Disclosure of subsidiaries [line items]
Location	Canada
Ownership interest	77.50%